Capital Acquisitions and Dispositions - Schedule of Minor Acquisitions and Dispositions (Details) $ in Millions, $ in Millions						12 Months Ended
	Dec. 21, 2023 CAD ($)	Oct. 24, 2023 CAD ($)	Oct. 24, 2023 USD ($)	May 10, 2023 CAD ($)	Jan. 11, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain (loss) on capital dispositions						$ 0.7	$ (26.1)
North Dakota Disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash		$ 504.6	$ 372.7
Common shares		0.0
Deferred consideration receivable		81.2	$ (60.0)
Consideration (paid) received		585.8
Working capital		9.1
Derivative asset		0.0
Other long-term assets		0.0
Exploration and evaluation		(1.8)
Property, plant and equipment		(635.2)
Right-of-use asset		(1.0)
Goodwill		0.0
Long-term debt		0.0
Decommissioning liability		13.7
Derivative liability		19.0
Lease liability		1.1
Deferred income tax liability		0.0
Fair value of net assets acquired (Carrying value of net assets disposed)		(595.1)
Gain (loss) on capital dispositions		(9.3)
North Dakota Disposition | Accounts Payable and Accrued Liabilities
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital		$ 9.1
Hammerhead Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	$ (1,544.0)
Common shares	493.0
Deferred consideration receivable	0.0
Consideration (paid) received	(2,037.0)
Working capital	(116.7)
Derivative asset	12.3
Other long-term assets	0.0
Exploration and evaluation	354.8
Property, plant and equipment	2,406.6
Right-of-use asset	4.3
Goodwill	72.6
Long-term debt	(363.8)
Decommissioning liability	(9.9)
Derivative liability	(0.3)
Lease liability	(4.3)
Deferred income tax liability	(318.6)
Fair value of net assets acquired (Carrying value of net assets disposed)	2,037.0
Gain (loss) on capital dispositions	0.0
Assets acquired, excluding commitments relating to transportation	696.6
Assets acquired, excluding commitments relating to gas processing	156.7
Assets acquired, excluding commitments relating to operation	4.8
Hammerhead Acquisition | Accounts Receivable
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital	115.4
Hammerhead Acquisition | Prepaids and Deposits
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital	7.6
Hammerhead Acquisition | Accounts Payable and Accrued Liabilities
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital	$ 239.7
Kaybob Duvernay Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash					$ (370.4)
Common shares					0.0
Deferred consideration receivable					0.0
Consideration (paid) received					(370.4)
Working capital					0.0
Derivative asset					0.0
Other long-term assets					0.0
Exploration and evaluation					52.1
Property, plant and equipment					323.7
Right-of-use asset					0.0
Goodwill					0.0
Long-term debt					0.0
Decommissioning liability					(5.4)
Derivative liability					0.0
Lease liability					0.0
Deferred income tax liability					0.0
Fair value of net assets acquired (Carrying value of net assets disposed)					370.4
Gain (loss) on capital dispositions					$ 0.0
Alberta Montney Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash				$ (1,700.4)
Common shares				0.0
Deferred consideration receivable				0.0
Consideration (paid) received				(1,700.4)
Working capital				0.0
Derivative asset				0.0
Other long-term assets				0.1
Exploration and evaluation				108.3
Property, plant and equipment				1,616.6
Right-of-use asset				0.0
Goodwill				0.0
Long-term debt				0.0
Decommissioning liability				(24.6)
Derivative liability				0.0
Lease liability				0.0
Deferred income tax liability				0.0
Fair value of net assets acquired (Carrying value of net assets disposed)				1,700.4
Gain (loss) on capital dispositions				$ 0.0
Other minor dispositions, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash						17.3
Common shares						0.0
Deferred consideration receivable						0.0
Consideration (paid) received						17.3
Working capital						0.0
Derivative asset						0.0
Other long-term assets						0.0
Exploration and evaluation						(0.1)
Property, plant and equipment						(20.8)
Right-of-use asset						0.0
Goodwill						(0.6)
Long-term debt						0.0
Decommissioning liability						4.3
Derivative liability						0.0
Lease liability						0.0
Deferred income tax liability						0.0
Fair value of net assets acquired (Carrying value of net assets disposed)						(17.2)
Gain (loss) on capital dispositions						$ 0.1